Significant Accounting Policies (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Trade receivables	$ 45,943	$ 34,615
Trade receivables, allowance for doubtful accounts	$ 1,317	$ 543